Note 4. Capital Lease, in Default: Schedule of Future Minimum Lease Payments for Capital Leases (Details)	Dec. 31, 2015 USD ($)
Details
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 220,000
Capital Leases, Future Minimum Payments Due in Two Years	120,000
Capital Leases, Future Minimum Payments Due in Three Years	120,000
Capital Leases, Future Minimum Payments Due in Four Years	50,000
Capital Leases, Future Minimum Payments Due	510,000
Capital Leases, Future Minimum Payments, Interest Included in Payments	134,564
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 375,436